Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

July 13, 2011

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 75 (“PEA 75”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended, and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 75 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 69 (“PEA 69”) filed on April 29, 2011 on Form N-1A. PEA 75 (i) reflects changes to PEA 69 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on June 17, 2011 and July 12, 2011, (ii) includes certain other information not previously included in PEA 69, and (iii) includes certain other required exhibits.

PEA 75 includes a prospectus and statement of additional information for The Disciplined Growth Investors Fund (the “Fund”), a series of the Registrant. There are no disclosures within PEA 75 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

The Registrant responded to the Staff’s oral comments provided on June 17, 2011 to PEA 69 in a correspondence filing dated July 8, 2011 and filed with the Commission on July 11, 2011. Set forth in the numbered paragraphs below are the Staff’s supplemental oral comments provided on July 12, 2011 to PEA 69, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. John Ganley

July 13, 2011

STAFF COMMENTS: PROSPECTUS (“PEA 69”); STATEMENT OF ADDITIONAL INFORMATION (“PEA SAI 69”)

1.

Staff Comment: With respect to the section titled “Investment Objective” on page 1 of PEA 69, the Staff notes that the Fund’s name – The Disciplined Growth Investors Fund – appears inconsistent with the Fund’s investment objective. Please revise the investment objective and related disclosure to indicate that “growth” is a more prominent focus of the Fund’s investment objective than “income.”

Registrant’s Response: The Registrant has revised the Fund’s investment objective in PEA 75 and PEA SAI 75 as follows:

The Fund seeks long-term capital growth, and as a secondary objective, modest income with reasonable risk.

2.	Staff Comment: Please confirm whether “weighted average lives” and “weighted average life” is the same as “weighted average maturity.”

Registrant’s Response: The Adviser has represented to the Registrant that “weighted average lives” and “weighted average life” is the same as “weighted average maturity.” The Registrant has revised the disclosure in PEA 75 and PEA SAI 75 based on the Adviser’s representations.

3.

Staff Comment: Please clarify the meaning of the information contained in the sentence “The Fund seeks to capitalize on three primary sources of relative value within the fixed-income markets: specific sectors, individual security characteristics and the term of structure of interest rates.”

Registrant’s Response: Based on the Adviser’s request, the Registrant has deleted this sentence from PEA 75.

* * *

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Mr. John Ganley

July 13, 2011

* * *

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Rick Martin, Disciplined Growth Investors, Inc.

Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP